UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/12

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):   [ ]is a restatement.
                                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horan Capital Management
Address:  230 Schilling Circle
Suite 234
Hunt Valley, MD 21031



Form 13F File Number: 28-10615

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Heinlein
Title:  Portfolio Manager
Phone:  410-494-4380

Signature, Place, and Date of Signing:

John Heinlein             Hunt Valley, MD                   09/30/2012

Report Type (Check only one.):
[X]13F HOLDINGS REPORT.

[ ]13F NOTICE.

[ ]13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:  $237,717.12


                                         (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


FORM 13F INFORMATION TABLE
				TITLE 				VALUE				INVESTMENT	OTHER				VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(1X$1000)	SHARES	SH/PRN	DESCRETION	MANAGERS	SOLE		SHARED		NONE
Berkshire Hathaway - Class B	COM		84670207	17794.71	200549	SH 	SOLE		N/A		200549		0		0
Canadian Natural Resources	COM		136385101	16016.33	527374	SH 	SOLE		N/A		527374		0		0
Google				COM		38259P508	11985.93	16098	SH 	SOLE		N/A		16098		0		0
Pfizer				COM		717081103	11730.12	466221	SH 	SOLE		N/A		466221		0		0
Cisco Systems			COM		17275R102	11575.93	632219	SH 	SOLE		N/A		632219		0		0
Pepsico				COM		713448108	11231.71	159791	SH 	SOLE		N/A		159791		0		0
Johnson & Johnson		COM		478160104	10274.09	150602	SH 	SOLE		N/A		150602		0		0
U S Bancorp			COM		902973304	10230.15	295669	SH 	SOLE		N/A		295669		0		0
Fairfax Financial		COM		303901102	9807.67		25771	SH 	SOLE		N/A		25771		0		0
Wells Fargo			COM		949746101	9753.88		276863	SH 	SOLE		N/A		276863		0		0
3M				COM		88579Y101	9534.15		102210	SH 	SOLE		N/A		102210		0		0
Visa				COM		92826C839	8969.95		65274	SH 	SOLE		N/A		65274		0		0
Microsoft			COM		594918104	8896.17		306976	SH 	SOLE		N/A		306976		0		0
Procter & Gamble		COM		742718109	8399.74		123272	SH 	SOLE		N/A		123272		0		0
United Parcel Service - Class B	COM		911312106	7815.50		108158	SH 	SOLE		N/A		108158		0		0
Wal-Mart Stores			COM		931142103	7663.53		101611	SH 	SOLE		N/A		101611		0		0
Applied Materials		COM		38222105	7142.79		655302	SH 	SOLE		N/A		655302		0		0
American Express		COM		25816109	7025.69		121195	SH 	SOLE		N/A		121195		0		0
Oracle				COM		68389X105	6722.22		219824	SH 	SOLE		N/A		219824		0		0
General Electric		COM		369604103	5551.54		247505	SH 	SOLE		N/A		247505		0		0
Citigroup			COM		172967101	4600.18		130910	SH 	SOLE		N/A		130910		0		0
Molson Coors Brewing B		COM		60871R209	4254.68		96325	SH 	SOLE		N/A		96325		0		0
Bank of America			COM		60505104	4197.82		455789	SH 	SOLE		N/A		455789		0		0
Hewlett Packard			COM		428236103	3957.72		279106	SH 	SOLE		N/A		279106		0		0
Automatic Data Processing	COM		53015103	3566.44		61279	SH 	SOLE		N/A		61279		0		0
Sysco				COM		871829107	3381.93		108534	SH 	SOLE		N/A		108534		0		0
Becton Dickinson		COM		75887109	2937.96		38455	SH 	SOLE		N/A		38455		0		0
Du Pont E I De Nemours		COM		263534109	2297.74		46778	SH 	SOLE		N/A		46778		0		0
Covidien			COM		G2554F105	2151.94		37386	SH 	SOLE		N/A		37386		0		0
Coca Cola			COM		191216100	2095.50		55015	SH 	SOLE		N/A		55015		0		0
Mastercard			COM		57636Q104	1283.22		2777	SH 	SOLE		N/A		2777		0		0
Republic Services		COM		760759100	1113.67		40409	SH 	SOLE		N/A		40409		0		0
Exxon Mobil			COM		30231G102	1092.45		12001	SH 	SOLE		N/A		12001		0		0
Lowe's Companies		COM		548661107	833.35		26978	SH 	SOLE		N/A		26978		0		0
Paychex				COM		704326107	742.73		22672	SH 	SOLE		N/A		22672		0		0
Intel				COM		458140100	627.51		28838	SH 	SOLE		N/A		28838		0		0
Apple				COM		37833100	250.60		391	SH 	SOLE		N/A		391		0		0
BP Prudhoe Bay Royalty Trust	COM		55630107	209.89		2275	SH 	SOLE		N/A		2275		0		0